Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Schedule Of Other Assets

	2012	2013
Debt issuance costs	$133,352	$148,315
Other tangible fixed assets	2,482	2,427
Receivables from aircraft manufacturer	8,203	5,800
Prepaid expenses	4,690	6,057
Other receivables	9,124	21,423
	$157,851	$184,022